12. INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2016
Income Taxes Tables
Income Taxes
	2016	2015
Non-Current deferred tax asset:
Net operating loss carry-forwards	$4,946,000	$2,374,000
Valuation allowance	(4,946,000)	(2,374,000)
Net non-current deferred tax asset	$—	$—